Label	Element	Value
AMERICAN FUNDS INFLATION LINKED BOND FUND | AMERICAN FUNDS INFLATION LINKED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement October 1, 2023

For the following funds with prospectuses dated November 1, 2022 – August 1, 2023 (each as supplemented to date):

American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

Short-Term Bond Fund of America® (STBF)

U.S. Government Securities Fund® (GVT)

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Inflation Linked Bond Fund®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

4. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section of the ILBF prospectus is amended to read as follows.

[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS INFLATION LINKED BOND FUND | AMERICAN FUNDS INFLATION LINKED BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
AMERICAN FUNDS INFLATION LINKED BOND FUND | AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.